FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22429
Investment Company Act File Number

Institutional Investor Trust
 (Exact name of registrant as specified in charter.)

201 Center Road, Suite Two, Venice, FL 34285
(Address of principal executive offices.) (Zip code.)

Corporation Service Company
84 State Street, Boston, MA 02109
Name and address of agent for service.

941-493-3600
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2012
Date of reporting period.

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record for the Period 07/01/11 to 06/30/12

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the registrant was entitled to vote on behalf of its Sector Allocation Model Fund Series.

SIGNATIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Investor Trust

By: /s/ Roland G. Caldwell, Jr.
President

Date: July 31, 2012